21. Noncontrolling Interests (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Noncontrolling Interest [Abstract]
Derecognized noncontrolling interest	$ 1,213
Carrying amount of noncontrolling interest	$ 2,278